16. Fair Value of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2020
Fair Value Disclosures [Abstract]
Carrying amount and estimated fair value of the Company's financial instruments
(Dollars in thousands)
		Fair Value Measurements at December 31, 2020
	Carrying Amount	Level 1	Level 2	Level 3	Total
Assets:
Cash and cash equivalents	$161,580	161,580	-	-	161,580
Investment securities available for sale	$245,249	-	245,249	-	245,249
Other investments	$4,155	-	-	4,155	4,155
Mortgage loans held for sale	$9,139	-	-	9,139	9,139
Loans, net	$938,731	-	-	924,845	924,845
Cash surrender value of life insurance	$16,968	-	16,968	-	16,968

Liabilities:
Deposits	$1,221,086	-	-	1,216,503	1,216,503
Securities sold under agreements
to repurchase	$26,201	-	26,201	-	26,201
Junior subordinated debentures	$15,464	-	15,464	-	15,464

(Dollars in thousands)
		Fair Value Measurements at December 31, 2019
	Carrying Amount	Level 1	Level 2	Level 3	Total
Assets:
Cash and cash equivalents	$52,387	52,387	-	-	52,387
Investment securities available for sale	$195,746	-	195,496	250	195,746
Other investments	$4,231	-	-	4,231	4,231
Mortgage loans held for sale	$4,417	-	-	4,417	4,417
Loans, net	$843,194	-	-	819,397	819,397
Cash surrender value of life insurance	$16,319	-	16,319	-	16,319

Liabilities:
Deposits	$966,517	-	-	955,766	955,766
Securities sold under agreements
to repurchase	$24,221	-	24,221	-	24,221
Junior subordinated debentures	$15,619	-	15,619	-	15,619